Long-Term Debt - NOK Bonds - Additional Information (Details) $ in Thousands, kr in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 USD ($)	Sep. 30, 2019 USD ($)	Sep. 30, 2020 NOK (kr)	Dec. 31, 2019 USD ($)	Dec. 31, 2019 NOK (kr)
Debt Instrument [Line Items]
Carrying amount of debt	$ 1,504,358		$ 1,504,358			$ 1,842,546
Foreign exchange gains (losses)	(7,853)	$ 2,879	$ (14,738)	$ (5,095)
Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			0.30%
Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			3.25%
Unsecured Debt
Debt Instrument [Line Items]
Senior unsecured bonds issued | kr					kr 3,100.0		kr 3,100.0
Carrying amount of debt	326,820		$ 326,820			$ 347,163
Unsecured Debt | Cross-currency swap agreements
Debt Instrument [Line Items]
Derivative, Notional Amount	$ 360,500		$ 360,500
Unsecured Debt | Minimum [Member] | Cross-currency swap agreements
Debt Instrument [Line Items]
Fixed Rate Payable	5.74%		5.74%		5.74%
Unsecured Debt | Maximum [Member] | Cross-currency swap agreements
Debt Instrument [Line Items]
Fixed Rate Payable	7.89%		7.89%		7.89%
Unsecured Debt | NIBOR | Minimum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			4.60%
Unsecured Debt | NIBOR | Maximum [Member]
Debt Instrument [Line Items]
Variable interest rate on debt			6.00%